Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026	Mar. 31, 2026
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 1,265,430	¥ 1,277,462
Policy account balances for single-payment whole life insurance		337,149	304,541
Fixed annuities and annuitization benefits		92,384	101,782
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits		145,670	138,027
Others	[1]	113,223	121,898
Total		1,953,856	1,943,710
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		636,726	641,078
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		397,013	411,992
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 231,691	¥ 224,392

[1]	Others include unearned premiums and liabilities for unpaid claims.